Summary of Significant Accounting Policies (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Other comprehensive loss			¥ (446,000)		¥ (446,000)	$ (61,000)	¥ 446,000
Convenience translation rate | (per share)							¥ 7.2993	$ 1
Expected credit loss	(3,903,000)	(545,000)	(531,000)		5,264,000	721,000	¥ 1,196,000		9,801,000	$ 9,801,000
Inventory impairment	(12,000)	(2,000)							180,000
Impairment on fixed assets | ¥							1,896,000
Loss on impairment of long-term investment					10,503,000	1,439,000	100,000
Advertising costs					386	53
Underpayment taxes	100,000	15,000			100,000	15,000
Other comprehensive income (loss)					(446,000)		446,000
Termination of right of use assets									(1,750,000)
Commitments and contingencies	¥ 3,000,000						3,507,000	$ 3,507,000	2,900,000			$ 419,000
Foreign currency translation gain or loss recognized (in Dollars)
Translation rate	7.1636											7.1636
Impairment of long-lived assets (in Dollars)					¥ 10,504,000	$ 1,439,000	¥ 1,996,000
Impairment for right-of-use lease assets (in Dollars)
Reportable segment	1	1
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years				3 years							3 years
VAT rate	6.00%	6.00%			6.00%	6.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years				5 years							5 years
VAT rate	13.00%	13.00%			13.00%	13.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Expected credit loss	¥ 3,903,000	$ 545,000